UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-21829

Name of Fund:  BBH TRUST

		BBH U.S. Treasury Money Fund
		BBH Money Market Fund
                BBH Tax Exempt Money Fund



Fund Address:  140 Broadway
               	New York, NY  10005

Name and address of agent for service:
	Mark Nixon
	BBH Trust, 140 Broadway, New York, NY, 10005
  	Mailing address:  140 Broadway, New York, NY, 10005

Registrant's telephone number, including area code:  (800) 625-5759

Date of fiscal year end: 06/30/08

Date of reporting period: 07/01/07-12/31/07

ITEM 1 - Attach shareholder report


                                       BROWN [LOGO]
                                         BROTHERS
                                         HARRIMAN


                               Semi-Annual Report
                                DECEMBER 31, 2007


                          BBH U.S. Treasury Money Fund

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
December 31, 2007 (unaudited)

BREAKDOWN BY SECURITY TYPE

                                                                      Percent of
                                                       U.S. $ Value   Net Assets
                                                       ------------   ----------
U.S. Treasury Bills................................    $63,727,206       91.8%
U.S. Treasury Note.................................      1,115,290        1.6
Other Assets in Excess of Liabilities..............      4,586,233        6.6
                                                       -----------      -----
Net Assets.........................................    $69,428,729      100.0%
                                                       ===========      =====

All data as of December 31, 2007. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2007 (unaudited)

  Principal
   Amount                                                               Value
------------                                                         -----------

               U.S. TREASURY BILLS (a) (91.8%)
$ 14,705,000   due 01/03/08, 4.246%.............................     $14,701,587
  12,395,000   due 01/10/08, 4.171%.............................      12,382,282
   8,655,000   due 02/07/08, 2.519%.............................       8,632,672
   4,610,000   due 03/06/08, 2.972%.............................       4,585,445
  10,000,000   due 04/10/08, 2.753%.............................       9,924,167
  11,625,000   due 05/22/08, 3.197%.............................      11,480,430
   2,050,000   due 06/12/08, 3.216%.............................       2,020,623
                                                                     -----------
               Total U.S. Treasury Bills........................      63,727,206
                                                                     -----------

               U.S. TREASURY NOTE (1.6%)
   1,125,000   due 05/15/08, 2.625%.............................       1,115,290
                                                                     -----------
TOTAL INVESTMENTS, AT AMORTIZED COST..................    93.4%      $64,842,496
OTHER ASSETS IN EXCESS OF LIABILITIES.................     6.6         4,586,233
                                                         -----       -----------
NET ASSETS............................................   100.0%      $69,428,729
                                                         =====       ===========

----------
(a) Rates shown are yields to maturity at time of purchase.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2007                                          3

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007 (unaudited)

ASSETS:
   Investments, at amortized cost...............................     $64,842,496
   Cash ........................................................       4,707,289
   Interest receivable and other assets.........................           3,733
                                                                     -----------
      Total Assets..............................................      69,553,518
                                                                     -----------

LIABILITIES:
   Payables for:
      Professional fees.........................................          30,649
      Shareholder servicing fees................................          28,215
      Investment advisory fees..................................          18,809
      Administrative fees.......................................          13,206
      Dividends declared........................................           4,396
      Custody and accounting fees...............................           3,018
      Board of Trustees' fees...................................           1,000
   Accrued expenses and other liabilities.......................          25,496
                                                                     -----------
      Total Liabilities.........................................         124,789
                                                                     -----------
NET ASSETS, for 69,428,862 fund shares outstanding..............     $69,428,729
                                                                     ===========
Net Assets Consist of:
   Paid in capital..............................................     $69,428,729
                                                                     -----------
Net Assets                                                           $69,428,729
                                                                     ===========

NET ASSET VALUE AND OFFERING PRICE PER SHARE....................           $1.00
                                                                           =====

   The accompanying notes are an integral part of these financial statements.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended December 31, 2007 (unaudited)

NET INVESTMENT INCOME:
   Income:
      Investment income...........................................   $1,393,988
                                                                     ----------
   Expenses:
      Shareholder servicing fees..................................       74,527
      Investment advisory fees....................................       49,685
      Administrative fees.........................................       33,123
      Professional fees...........................................       14,850
      State Registration fees.....................................       14,033
      Custody and accounting fees.................................       12,077
      Board of Trustees' fees.....................................        4,909
      Miscellaneous expenses......................................       39,380
                                                                     ----------
        Total Expenses............................................      242,584
        Expense offset arrangement................................       (3,135)
                                                                     ----------
        Net Expenses..............................................      239,449
                                                                     ----------
   Net Investment Income..........................................   $1,154,539
                                                                     ==========

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2007                                          5

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             For the six
                                                                                            months ended                 For the
                                                                                          December 31, 2007            year ended
                                                                                             (unaudited)              June 30, 2007
                                                                                          -----------------           -------------
INCREASE (DECREASE) IN NET ASSETS:
   From Operations:
      Net investment income ....................................................            $   1,154,539             $   3,842,702
   Dividends declared from net investment income ...............................               (1,154,539)               (3,842,702)
                                                                                            -------------             -------------
   From Fund Share (Principal) Transactions at
      Net Asset Value of $1.00 per share:
        Fund shares sold .......................................................              102,585,482               169,360,686
        Fund shares issued in reinvestment of dividends ........................                  443,600                 1,684,859
        Fund shares repurchased ................................................             (108,840,117)             (207,159,757)
                                                                                            -------------             -------------
           Net decrease in net assets resulting
           from fund share transactions ........................................               (5,811,035)              (36,114,212)
                                                                                            -------------             -------------
NET ASSETS:
   Beginning of year ...........................................................               75,239,764               111,353,976
                                                                                            -------------             -------------
   End of period ...............................................................            $  69,428,729             $  75,239,764
                                                                                            =============             =============

   The accompanying notes are an integral part of these financial statements.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period

                                          For the six
                                          months ended
                                          December 31,            For the years ended June 30,
                                              2007      ------------------------------------------------
                                          (unaudited)    2007       2006      2005      2004       2003
                                            ------      ------     ------    ------    ------     ------
Net asset value,
   beginning of year..................      $ 1.00      $ 1.00     $ 1.00    $ 1.00    $ 1.00     $ 1.00
Income from investment
   operations:
   Net investment
      income..........................        0.02        0.04       0.03      0.01      0.001      0.01
Dividends to shareholders
   from net investment
   income.............................       (0.02)      (0.04)     (0.03)    (0.01)    (0.00)(1)  (0.01)
                                            ------      ------     ------    ------    ------     ------
Net asset value,
   end of period......................      $ 1.00      $ 1.00     $ 1.00    $ 1.00    $ 1.00     $ 1.00
                                            ======      ======     ======    ======    ======     ======
Total return..........................        1.76%       4.45%      3.35%     1.41%     0.40%      0.91%
Ratios/Supplemental data:
   Net assets, end of period
      (in millions)...................         $69         $75       $111      $141      $117       $137
   Ratio of expenses to
      average net assets
      Net expenses paid
        by Fund.......................        0.72%(2)    0.62%      0.59%     0.56%     0.59%      0.57%
      Expense offset
        arrangement...................        0.01%(2)    0.01%      0.00%(3)  0.01%     0.00%(3)   0.00%(3)
                                            ------      ------     ------    ------    ------     ------
      Total expenses..................        0.73%(2)    0.63%      0.59%     0.57%     0.59%      0.57%
                                            ======      ======     ======    ======    ======     ======
   Ratio of net investment
      income to average
      net assets......................        3.49%(2)    4.36%      3.25%     1.49%     0.39%      0.92%

----------
(1) Less than $0.01 per share.

(2) Annualized.

(3) Less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2007                                          7

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2007 (unaudited)

1. Organization and Significant Accounting Policies. BBH U.S. Treasury Money Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983 and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on March 12, 1991. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund without a par value. At December 31, 2007, there were seven series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

      B. Investment Transactions and Income. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity.

      C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. At December 31, 2007, the cost of investments for federal income tax purposes was equal to the amortized cost of investments for financial statement purposes.

      D. Dividends and Distributions to Shareholders. Dividends from net investment income are declared daily and paid monthly to shareholders. The Fund declared dividends in the amount of $1,154,539 during the six months ended December 31, 2007. The Fund declared dividends in the amounts of $3,842,702 and $3,683,261 for the years ended June 30, 2007 and June 30, 2006, respectively. The tax character of the dividends declared in the six months and years ended was 100% ordinary income.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2007 (unaudited)

      E. Accounting Developments. During the current year, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 had no impact on the operations of the Fund for the period ended December 31, 2007.

            In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implication of SFAS 157. At this time its impact on the Fund's financial statements has not yet been determined.

2.    Transactions with Affiliates.

      Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement ("Agreement") with the Trust, Brown Brothers Harriman & Co. ("BBH") provides investment advice, portfolio management and administrative services to the Fund. BBH receives a combined fee from the Fund for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's daily net assets. Prior to June 12, 2007, under a separate agreement that covered only investment advisory fees, BBH received a fee from the Fund calculated daily and paid monthly at an annual rate of 0.15% of the Fund's average daily net assets and Brown Brothers Harriman Trust Company, LLC ("BBHTC") the Fund's administrator, under a separate agreement that covered only administrative services, received a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. BBH has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBH. For the six months ended December 31, 2007, the Fund incurred $82,808 for investment advisory and administration services.

      Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.225% of the Fund's average daily net assets. For the six months ended December 31, 2007, the Fund incurred $74,527 for shareholder servicing services.

      Custody and Accounting Fees. BBH acts as a custodian and receives a custody and accounting fee from the Fund calculated daily and paid monthly. The custody fee is a transaction based fee with an annual minimum of $20,000, and the accounting fee is calculated at 0.01% per annum on the first


FINANCIAL STATEMENT DECEMBER 31, 2007                                          9

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2007 (unaudited)

      $1 billion of net assets and 0.005% per annum on all net assets over $1 billion. For the six months ended December 31, 2007, the Fund incurred $12,077 for custody and accounting services. These fees were reduced by $3,135 as a result of an expense offset arrangement with the Fund's custodian. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will be charged interest based on LIBOR on the day of overdraft plus one percent. The total interest paid by the Fund for the six months ended December 31, 2007 was $7,061.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2007, the Fund incurred $4,909 for Trustees' fees.

3. Federal Income Tax Status. At June 30, 2007, the Fund had a net capital loss carryover, which is available to offset future capital gains to the extent provided by regulations as follows:

                             Expiration date Amount
                       ---------------          -------
                        June 30, 2015           $12,199
                                                -------
                                                $12,199
                                                =======

      To the extent that this net capital loss carryover is used to offset future capital gains, it is probable the gains so offset will not be distributed to shareholders since any such distributions may be taxable to shareholders as ordinary income.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
December 31, 2007 (unaudited)

EXAMPLE

As a shareholder of BBH U.S. Treasury Money Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                            Expenses Paid
                                      Beginning           Ending             During Period
                                    Account Value      Account Value        July 1, 2007 to
                                    July 1, 2007     December 31, 2007   December 31, 2007(1)
                                    -------------    -----------------   --------------------
Actual......................           $1,000            $1,017.60               $3.65
Hypothetical(2).............           $1,000            $1,021.52               $3.66

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.72%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.


FINANCIAL STATEMENT DECEMBER 31, 2007                                         11

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
December 31, 2007 (unaudited)

Approval of Investment Advisory/Administrative Services Agreement

At a meeting held on December 11, 2006, the Board of Trustees (the "Board") of the Trust unanimously approved a new Combined Investment Advisory/Administrative Services Agreement ("Combined Agreement"). The Board determined that the terms of the Combined Agreement will be substantially identical to those of the current advisory and administration agreements of the Funds, noting that the most significant difference in the Combined Agreement is a single fee for both advisory and administrative services. The following is a summary of the factors the Board took into consideration in making its determination to approve the new Combined Agreement.

Nature, Extent and Quality of Services Provided by Brown Brothers Harriman & Co. ("BBH")

The Board noted that, under the Combined Agreement in respect of each Fund, BBH, subject to the supervision of the Board, will be responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Funds' investment objective and policies. Under the Combined Agreement, BBH also provides administrative services to each Fund.

The Board considered the scope and quality of services to be provided by BBH under the Combined Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research and administrative capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services expected to be provided to each of the Funds under the Combined Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's current investment company advisory and other fees. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by the Fund. The Board discussed the difficulty of making comparisons of profitability because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the service provider, the types of funds it manages and administers, its business mix, numerous assumptions regarding allocations and the entity's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2007 (unaudited)

entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

Fall-Out Benefits

The Board considered that BBH does not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by any Fund that operated with a Rule 12b-1 plan. The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' combined fee schedules, other than the fee schedule for BBH Money Market Fund, do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced for these Funds on the incremental assets. With respect to the BBH Money Market Fund, the breakpoint will be reviewed every three (3) years by the Board, and may be adjusted upwards to take into account the effects of inflation or such other basis as may be appropriate, subject to the approval of shareholders to the extent required by the 1940 Act.

There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced its services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of these services and total expenses for each Fund were fair and reasonable. In


FINANCIAL STATEMENT DECEMBER 31, 2007                                         13

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2007 (unaudited)

addition, the Board noted that over the years BBH had supported certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Funds' current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Funds, other than for the BBH Money Market Fund.

Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting held on December 11, 2006, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting held on December 11, 2006, the Board reviewed information showing performance of each Fund compared to its peers over the prior 1-, 3-, and 5- year periods and compared the performance information to one or more securities indices over comparable periods.

Combined Fee Rate

The Board considered the fee rate to be paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fee rates, and the combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

The Board considered the depth and range of services provided under the Combined Agreement. For example, in addition to a continuous investment program, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers.

The following factors specific to BBH U.S. Treasury Money Fund also were noted and considered by the Board in deciding to approve the Combined Agreement:

The Board considered the 1-, 3- and 5-year annualized total returns of the BBH U.S. Treasury Money Fund versus the iMoneyNet (Treasury Retail). The Board noted that the Fund outperformed or performed in line with that average over all relevant periods. Moreover, the Board noted that it believes to have been appropriately advised by BBH about its duration and average weighted maturity decisions during the relevant periods and were satisfied overall with the competitiveness of the performance. The Board also noted that the BBH U.S. Treasury Money Fund had successfully maintained a stable net asset value of one dollar at

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2007 (unaudited)

all times. Taking into account these comparisons and the other factors considered, the Trustees concluded that the BBH U.S. Treasury Money Fund's investment results over time and its total expense ratio had been satisfactory.

Conflicts of Interest

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a Fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars").

BBH has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, BBH monitors a variety of areas, including compliance with account investment guidelines, the inclusion only of securities approved for purchase by the BBH's Fixed Income Credit Committee, and compliance with the BBH's Code of Ethics. Finally, BBH has structured the portfolio managers' compensation in a manner, and the Funds have adopted policies and procedures, reasonably designed to safeguard a Fund from being negatively affected as a result of any such potential conflicts.


FINANCIAL STATEMENT DECEMBER 31, 2007                                         15

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                             Call 1-800-575-1265
By E-mail send your request to:           bbhfunds@bbh.com
On the internet:                          www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                         BROWN [LOGO]
                                         BROTHERS
                                         HARRIMAN


                                         BROWN [LOGO]
                                         BROTHERS
                                         HARRIMAN

                                    Semi-Annual Report
                                    DECEMBER 31, 2007

                                  BBH MONEY MARKET FUND

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
December 31, 2007 (unaudited)

BREAKDOWN BY SECURITY TYPE
                                                                      Percent of
                                                     U.S. $ Value     Net Assets
                                                    --------------    ----------
Certificates of Deposit............................ $  468,618,638       19.0%
Commercial Paper...................................  1,134,742,974       46.1
Corporate Bonds....................................    308,257,589       12.5
Municipal Bonds....................................     96,354,700        3.9
Mutual Fund........................................     34,513,000        1.4
U.S. Government Agency Obligations.................     87,211,576        3.6
Repurchase Agreements..............................    325,000,000       13.2
Other Assets in Excess of Liabilities..............      7,196,245        0.3
                                                    --------------      -----
Net Assets......................................... $2,461,894,722      100.0%
                                                    ==============      =====

All data as of December 31, 2007. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2007 (unaudited)

 Principal                                                                     Maturity    Interest
   Amount                                                                        Date        Rate              Value
-----------                                                                    --------    --------        ------------
                CERTIFICATES OF DEPOSIT (19.0%)
$15,400,000     Abbey National Treasury Services ..........................     01/07/08     5.150%     $   15,400,000
 10,000,000     Abbey National Treasury Services ..........................     01/22/08     5.080          10,000,796
 25,000,000     Banco Bilbao Vizcaya Argentaria ...........................     01/04/08     5.240          25,000,021
 15,000,000     Bank of Montreal(1) .......................................     10/31/08     5.050          15,000,642
 25,400,000     Bank of Nova Scotia .......................................     02/27/08     4.960          25,400,397
 27,875,000     Bank of Scotland, Plc .....................................     03/17/08     5.060          27,878,446
 25,000,000     Bank of Tokyo-Mitsubishi UFJ ..............................     06/04/08     5.340          25,000,510
 25,000,000     Barclays Bank, Plc ........................................     01/23/08     5.070          25,001,056
 12,500,000     Barclays Bank, Plc ........................................     02/29/08     5.250          12,504,776
 25,000,000     Canadian Imperial Bank of Commerce ........................     01/31/08     4.760          25,000,206
 25,000,000     Canadian Imperial Bank of Commerce(1) .....................     03/17/08     5.118          24,998,433
 15,000,000     Citibank NA ...............................................     01/23/08     4.810          15,000,091
 10,000,000     Credit Suisse, New York ...................................     05/21/08     5.300          10,000,372
  9,000,000     Credit Suisse, New York ...................................     06/13/08     4.900           9,000,400
 25,000,000     Depfa Bank, Plc ...........................................     01/18/08     5.180          25,000,000
 16,750,000     HBOS Treasury Services ....................................     05/29/08     5.335          16,741,578
 20,750,000     Lloyds TSB Bank, Plc ......................................     01/25/08     4.855          20,750,137
 21,000,000     M&I Marshall & Ilsley Bank ................................     02/11/08     4.800          21,000,000
 25,000,000     Royal Bank of Scotland, Plc ...............................     01/29/08     4.800          25,000,000
  9,700,000     Royal Bank of Scotland, Plc.(1) ...........................     03/26/08     4.810           9,695,749
  5,000,000     Suntrust Bank(1) ..........................................     04/21/08     5.180           5,000,376
 25,000,000     Toronto Dominion Bank .....................................     01/07/08     4.710          25,000,041
  5,250,000     Unicredito Italiano, New York(1) ..........................     05/02/08     5.215           5,242,952
 25,000,000     Westpac Banking Corp. .....................................     01/25/08     4.900          25,000,823
 25,000,000     Wilmington Trust Co. ......................................     01/09/08     5.360          25,000,836
                                                                                                        --------------
                Total Certificates of Deposit .............................                                468,618,638
                                                                                                        --------------

                COMMERCIAL PAPER (46.1%)
  4,500,000     Abbey National North America LLC ..........................     01/08/08     4.708           4,495,914
  5,499,000     ABN-AMRO NA ...............................................     01/14/08     5.075           5,488,972
 25,000,000     Aegon Funding Corp. .......................................     01/23/08     5.034          24,924,069
 21,000,000     Archer Daniels Midland Co. ................................     01/17/08     4.515          20,958,093
 25,000,000     Archer Daniels Midland Co. ................................     01/29/08     4.556          24,912,111
 25,000,000     Bank of America Corp. .....................................     03/20/08     4.828          24,739,410
 19,600,000     Brown University ..........................................     01/04/08     4.615          19,592,487

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2007                                          3

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2007 (unaudited)

 Principal                                                                     Maturity    Interest
   Amount                                                                        Date        Rate              Value
-----------                                                                    --------    --------        ------------
                COMMERCIAL PAPER (continued)
$ 10,000,000    Calyon North America, Inc. ................................     03/11/08     5.013%     $    9,903,750
  28,100,000    Catholic Health Initiative ................................     02/12/08     4.800          28,100,000
  14,800,000    Catholic Health Initiative ................................     05/05/08     4.960          14,800,000
  25,000,000    CBA (Delaware) Finance ....................................     02/19/08     4.941          24,833,966
  24,000,000    City of Chicago, Illinois .................................     01/14/08     4.766          23,958,833
  22,505,000    City of Chicago, Illinois .................................     06/04/08     4.912          22,040,335
  40,050,000    Columbia University .......................................     01/02/08     4.698          40,044,793
  11,900,000    ConocoPhillips Co. ........................................     01/08/08     4.582          11,889,472
  15,000,000    ConocoPhillips Co. ........................................     01/23/08     4.890          14,955,725
  10,000,000    Cornell University ........................................     01/09/08     4.633           9,989,778
  25,000,000    Cornell University ........................................     01/10/08     4.261          24,973,437
  10,000,000    Cornell University ........................................     02/05/08     4.582           9,955,764
  25,000,000    Danske Corp. ..............................................     01/31/08     4.705          24,903,125
   7,100,000    De Kalb County, Georgia Development
                   Authority Revenue(1)....................................     03/03/08     5.140           7,100,000
  25,000,000    Dover Corp. ...............................................     01/14/08     4.333          24,961,000
  10,650,000    Duke University ...........................................     01/11/08     4.366          10,637,131
  25,000,000    Hartford Financial Services Group, Inc. ...................     01/15/08     4.707          24,954,597
  15,000,000    HSBC USA, Inc. ............................................     01/10/08     5.342          14,980,500
  20,000,000    HVB US Finance, Inc. ......................................     01/07/08     5.221          19,982,833
  20,000,000    ING (US) Funding LLC ......................................     01/04/08     4.710          19,992,217
  25,000,000    ING (US) Funding LLC ......................................     01/14/08     5.110          24,954,455
  10,000,000    International Lease Finance Corp. .........................     02/06/08     4.796           9,952,500
   7,000,000    John Deere Credit Ltd. ....................................     01/18/08     4.576           6,984,960
  12,000,000    Johns Hopkins University ..................................     01/14/08     4.700          12,000,000
  25,100,000    Johns Hopkins University ..................................     01/16/08     4.700          25,100,000
  50,000,000    Koch Resources LLC ........................................     01/02/08     4.041          49,994,389
  20,000,000    Leggett & Platt, Inc. .....................................     01/02/08     3.901          19,997,833
  20,000,000    Leggett & Platt, Inc. .....................................     01/22/08     4.617          19,946,683
  25,000,000    Lehman Brothers Holdings, Inc. ............................     01/02/08     4.251          24,997,048
  25,000,000    Los Angeles Department of Airports.. ......................     01/09/08     4.784          24,973,889
  15,000,000    Michigan State ............................................     10/28/08     4.900          15,000,000
  25,000,000    National Australia Funding
                  (Delaware), Inc. ........................................     01/07/08     4.728          24,980,458
  25,000,000    North Carolina State ......................................     02/06/08     4.950          25,000,000

   The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2007 (unaudited)

 Principal                                                                     Maturity    Interest
   Amount                                                                        Date        Rate              Value
-----------                                                                    --------    --------        ------------
                COMMERCIAL PAPER (continued)
$  5,500,000    Northwestern University ...................................     01/16/08     4.585%     $    5,489,573
  50,000,000    Rabobank USA Finance Corp. ................................     01/02/08     3.741          49,994,805
  25,000,000    Rabobank USA Finance Corp. ................................     02/20/08     4.854          24,833,507
  10,000,000    Rights of University of California.. ......................     01/09/08     4.702           9,989,778
   7,000,000    Rutgers State University ..................................     02/01/08     5.050           7,000,000
   6,500,000    Rutgers State University ..................................     02/01/08     5.100           6,500,000
  25,000,000    San Paolo IMI US Financial Co. ............................     01/31/08     4.908          24,898,750
  25,000,000    Societe Generale ..........................................     02/01/08     4.846          24,896,990
  17,000,000    Southern Company Funding Corp. ............................     01/14/08     4.574          16,972,068
   7,000,000    Southern Company Funding Corp. ............................     01/16/08     4.679           6,986,438
  23,277,000    Southern Company Funding Corp. ............................     01/17/08     4.594          23,229,722
  13,588,000    Tennessee State School Bond ...............................     01/17/08     4.550          13,588,000
  30,000,000    UBS Finance Delaware LLC ..................................     01/02/08     4.232          29,996,475
  25,000,000    UBS Finance Delaware LLC ..................................     03/19/08     4.910          24,738,375
  10,000,000    Unicredito Italiano Bank ..................................     06/02/08     5.447           9,780,275
   5,000,000    University of Texas System
                   Board of Regents .......................................     01/07/08     4.700           5,000,000
  25,000,000    Walnut Energy Center Authority ............................     02/07/08     4.735          24,879,236
  15,000,000    Walt Disney Co. ...........................................     02/15/08     4.541          14,915,625
  14,200,000    Walt Disney Co. ...........................................     02/21/08     4.580          14,108,872
   5,000,000    Yale University ...........................................     01/11/08     4.366           4,993,958
                                                                                                        --------------
                Total Commercial Paper ....................................                              1,134,742,974
                                                                                                        --------------

                CORPORATE BONDS (12.5%)
  10,000,000    Associates Corp. of North America .........................     11/01/08     6.250          10,103,370
  12,000,000    BNP Paribas(1) ............................................     07/03/08     5.165          11,997,601
   5,000,000    Credit Suisse USA, Inc.(1) ................................     06/02/08     5.234           5,002,906
   3,230,000    Dell, Inc. ................................................     04/15/08     6.550           3,241,936
  15,550,000    General Electric Capital Corp.(1) .........................     01/03/08     5.290          15,550,204
  25,000,000    General Electric Capital Corp.(1) .........................     05/19/08     5.025          24,998,289
   2,500,000    General Electric Capital Corp.(1) .........................     08/22/08     4.966           2,498,415
   1,747,000    General Electric Capital Corp. ............................     10/15/08     3.600           1,732,927
   3,750,000    General Electric Capital Corp.(1) .........................     10/24/08     5.065           3,749,279
   4,900,000    Hewlett-Packard Co. .......................................     03/15/08     3.625           4,883,500
  10,000,000    HSBC Finance Corp. ........................................     03/11/08     4.125           9,977,186

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2007                                          5

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2007 (unaudited)

 Principal                                                                     Maturity    Interest
   Amount                                                                        Date        Rate              Value
-----------                                                                    --------    --------        ------------
                CORPORATE BONDS (continued)
$  4,420,000    HSBC Finance Corp. ........................................     06/17/08     6.400%     $    4,444,894
  15,850,000    International Lease Finance Corp. .........................     06/02/08     4.625          15,803,897
   7,500,000    John Deere Capital Corp. ..................................     01/15/08     3.900           7,495,934
   6,850,000    John Deere Capital Corp.(1) ...............................     09/25/08     5.038           6,850,000
   5,000,000    JP Morgan Chase & Co. .....................................     10/15/08     5.750           5,040,200
  20,000,000    JP Morgan Chase & Co.(1) ..................................     12/22/08     4.934          19,962,652
  10,000,000    Lehman Brothers Holdings, Inc. ............................     08/07/08     3.500           9,890,044
  20,000,000    Morgan Stanley(1) .........................................     01/11/08     4.618          19,995,375
   4,062,000    Morgan Stanley ............................................     04/01/08     3.625           4,045,702
  15,250,000    National Rural Utilities Cooperative
                   Finance Corp. ..........................................     02/15/08     3.875          15,227,099
  20,000,000    NGSP, Inc.(1) .............................................     06/01/46     5.100          20,000,000
  25,000,000    PNC Bank NA(1) ............................................     01/02/08     5.170          24,999,983
  19,920,000    PNC Funding Corp. .........................................     03/10/08     4.200          19,878,888
  25,000,000    Wachovia Bank NA(1) .......................................     10/03/08     4.320          24,919,032
  16,000,000    Wells Fargo & Co. .........................................     03/10/08     4.125          15,968,276
                                                                                                        --------------
                Total Corporate Bonds .....................................                                308,257,589
                                                                                                        --------------

                MUNICIPAL BONDS (3.9%)
   5,500,000    Broward County, Florida, Airport
                   Facility Revenue(1) ....................................     01/02/08     5.100           5,500,000
   5,470,000    Cleveland, Ohio Airport System
                   Revenue ................................................     01/01/17     7.000           5,524,700
  33,600,000    New York City Transitional Finance
                   Authority(1) ...........................................     01/02/08     4.950          33,600,000
  10,745,000    Portland, Maine(1) ........................................     01/02/08     4.850          10,745,000
   1,935,000    Private Colleges & Universities
                   Authority(1) ...........................................     01/02/08     4.850           1,935,000
  36,000,000    Texas State(1) ............................................     01/02/08     5.080          36,000,000
   3,050,000    Texas State(1) ............................................     01/03/08     5.000           3,050,000
                                                                                                        --------------
                Total Municipal Bonds .....................................                                 96,354,700
                                                                                                        --------------

                MUTUAL FUND (1.4%)
 34,513,000     Reserve U.S. Government Fund 12 ...........................     12/01/49     5.053          34,513,000
                                                                                                        --------------

   The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2007 (unaudited)

 Principal                                                                     Maturity    Interest
   Amount                                                                        Date        Rate              Value
-----------                                                                    --------    --------        ------------
                U.S. GOVERNMENT AGENCY
                OBLIGATIONS (3.6%)
$ 25,000,000    Federal Home Loan Bank ....................................     01/16/08     4.354%     $   24,954,792
  25,000,000    Federal National Mortgage Assoc ...........................     01/24/08     4.328          24,931,160
  12,490,000    Federal National Mortgage Assoc ...........................     03/20/08     4.292          12,373,513
  25,000,000    Federal Home Loan Mortgage Corp. ..........................     01/17/08     4.324          24,952,111
                                                                                                        --------------
                Total U.S. Government Agency
                Obligations ...............................................                                 87,211,576
                                                                                                        --------------

                REPURCHASE AGREEMENTS (13.2%)
 75,000,000     BNP Paribas (Agreement dated 12/31/07
                collateralized by FNMA 6.000%,
                due 12/01/37, value $76,500,001) .........................      01/02/08     4.500          75,000,000
100,000,000     Deutsche Bank (Agreement dated 12/31/07
                collateralized by FMAC 4.500%-6.500%,
                due 09/01/20-11/01/36, value
                $77,600,436; and FNMA 5.367%,
                due 04/01/37, value $24,399,564).........................      01/02/08     4.750         100,000,000
 75,000,000     Royal Bank of Canada (Agreement dated 12/31/07
                collateralized by FMAC 4.500%-7.000%,
                due 01/01/22-11/01/37, value $25,921,536;
                FNMA 3.843%-6.500%, due 07/01/19-09/01/47,
                value $38,764,685, and GNMA 5.000%-7.000%,
                due 09/15/33-09/20/37, value $11,813,780) ................      01/02/08     4.750          75,000,000
 75,000,000     Societe Generale (Agreement dated
                12/31/07 collateralized by FNMA
                4.500%-7.220%, due 10/01/33-08/01/45,
                value $76,500,000) .......................................      01/02/08     4.600          75,000,000
                                                                                                        --------------
                Total Repurchase Agreements ..............................                                 325,000,000
                                                                                                        --------------

TOTAL INVESTMENTS AT AMORTIZED COST ......................................                    99.7%     $2,454,698,477
OTHER ASSETS IN EXCESS OF LIABILITIES ....................................                     0.3           7,196,245
                                                                                             -----      --------------
NET ASSETS ...............................................................                   100.0%     $2,461,894,722
                                                                                             =====      ==============

----------
(1) Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the December 31, 2007 coupon or interest rate.

Abbreviations:
FMAC - Financial Markets Association of Canada
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2007                                          7

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007 (unaudited)

ASSETS:
   Investments, at amortized cost ...........................     $2,129,698,477
   Repurchase agreements ....................................        325,000,000
   Interest and other receivables ...........................          9,366,714
                                                                  --------------
       Total Assets .........................................      2,464,065,191
                                                                  --------------

LIABILITIES:
   Due to Brown Brothers Harriman ...........................            140,770
   Payables for:
     Administrative fees ....................................            893,896
     Dividends declared .....................................            561,627
     Shareholder servicing fees .............................            269,606
     Custody and accounting fees ............................             64,000
     Professional fees ......................................             61,820
     Board of Trustees' fees ................................              4,505
   Accrued expenses and other liabilities ...................            174,245
                                                                  --------------
       Total Liabilities ....................................          2,170,469
                                                                  --------------

NET ASSETS ..................................................     $2,461,894,722
                                                                  ==============
Net Assets Consist of:
   Paid in capital ..........................................     $2,461,894,722
                                                                  --------------
Net Assets ..................................................     $2,461,894,722
                                                                  ==============

NET ASSET VALUE AND OFFERING PRICE PER SHARE
REGULAR SHARES NET ASSET VALUE
   ($1,390,629,255 / 1,390,628,772 shares outstanding) ......              $1.00
                                                                           =====
INSTITUTIONAL SHARES NET ASSET VALUE
   ($1,071,265,467 / 1,071,265,950 shares outstanding) ......              $1.00
                                                                           =====

   The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended December 31, 2007 (unaudited)

NET INVESTMENT INCOME:
   Income:
     Investment income .........................................     $61,460,952
                                                                     -----------
   Expenses:
     Investment advisory and administrative fees ...............       2,553,346
     Shareholder servicing fees ................................       1,630,569
     Custody and accounting fees ...............................         167,585
     Board of Trustees' fees ...................................          90,877
     Professional fees .........................................          68,481
     Miscellaneous expenses ....................................         240,977
                                                                     -----------
       Total Expenses ..........................................       4,751,835
                                                                     -----------
   Net Investment Income .......................................     $56,709,117
                                                                     ===========

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2007                                          9

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                  For the six
                                                                  months ended            For the
                                                                December 31, 2007        year ended
                                                                   (unaudited)         June 30, 2007
                                                                -----------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
   From Operations:
     Net investment income .................................     $    56,709,117      $    86,186,394
                                                                 ---------------      ---------------
   Dividends and distributions declared:
     From net investment income:
       Regular Shares ......................................         (30,163,666)         (67,612,111)
       Institutional Shares ................................         (26,545,451)         (18,574,283)
                                                                 ---------------      ---------------
         Total dividends and distributions declared. .......         (56,709,117)         (86,186,394)
                                                                 ---------------      ---------------
   From Fund Share (Principal) Transactions at
     Net Asset Value of $1.00 per share:
       Fund shares sold ....................................       1,609,701,109        3,932,442,373
       Fund shares issued in reinvestment of dividends .....          20,265,298           39,649,577
       Fund shares repurchased .............................      (1,479,885,719)      (3,165,839,507)
                                                                 ---------------      ---------------
         Net increase in net assets resulting
           from fund share transactions ....................         150,080,688          806,252,443
                                                                 ---------------      ---------------
NET ASSETS:
   Beginning of year .......................................       2,311,814,034        1,505,561,591
                                                                 ---------------      ---------------
   End of period ...........................................     $ 2,461,894,722      $ 2,311,814,034
                                                                 ===============      ===============

   The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Regular share outstanding throughout each period

                                     For the six
                                     months ended
                                     December 31,                        For the years ended June 30,
                                        2007          -----------------------------------------------------------------
                                     (unaudited)       2007           2006           2005           2004           2003
                                     ------------     ------         ------         ------         ------         ------
Net asset value,
   beginning of year .............     $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00         $1.00
Income from investment
   operations:
   Net investment
     income ......................       0.02           0.05           0.04           0.01           0.01           0.01
Dividends to shareholders from
   net investment income .........      (0.02)         (0.05)         (0.04)         (0.01)         (0.01)         (0.01)
                                       ------         ------         ------         ------         ------        ------
Net asset value,
   end of period .................     $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00        $ 1.00
                                       ======         ======         ======         ======         ======        ======
Total return .....................       2.36%          4.97%          3.76%          1.72%          0.59%         1.06%
Ratios/ Supplemental data:
   Net assets, end of period
     (in millions) ...............     $1,391         $1,172         $1,506         $1,258         $1,375        $1,459
   Ratio of expenses to
     average net assets ..........       0.51%(1)       0.51%(2)       0.53%(2)       0.52%(2)       0.52%(2)      0.52%(2)
   Ratio of net investment
     income to average
     net assets ..................       4.63%(1)       4.79%(2)       3.75%(2)       1.70%(2)       0.59%(2)      1.05%(2)

----------
(1)   Annualized.

(2) Ratios include the Fund's share income, expenses paid by, and the expense offset arrangement of, the BBH US Money Market Portfolio, which the Fund invested in through June 12, 2007, as appropriate.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2007                                         11

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for an Institutional share outstanding throughout the period

                                                                                       For the period from
                                                                   For the six           January 26, 2007
                                                                   months ended          (commencement of
                                                                December 31, 2007      operations) through
                                                                    (unaudited)           June 30, 2007
                                                                -----------------      -------------------
Net asset value, beginning of period .......................          $ 1.00                 $ 1.00
Income from investment operations:
   Net investment income ...................................            0.02                   0.02
Dividends to shareholders from net investment income .......           (0.02)                 (0.02)
                                                                      ------                 ------
Net asset value, end of period .............................          $ 1.00                 $ 1.00
                                                                      ======                 ======
Total return ...............................................            2.48%                  2.21%(1)
Ratios/ Supplemental data:
   Net assets, end of period (in millions) .................          $1,071                 $1,140

   Ratio of expenses to average net assets..................            0.26%(2)               0.26%(2),(3)
   Ratio of net investment income to average net assets ....            4.87%(2)               5.07%(2),(3)

----------
(1)   Inception to date return.

(2)   Annualized.

(3) Ratios include the Fund's share of income, expenses paid by, and the expense offset arrangement of, the BBH US Money Market Portfolio, which the Fund invested in through June 12, 2007, as appropriate.

   The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2007 (unaudited)

1. Organization and Significant Accounting Policies. BBH Money Market Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983 and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 12, 1983. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Fund established a new class of shares designated as "Institutional Shares". Institutional Shares opened on December 19, 2006 and commenced operations on January 26, 2007. Regular Shares and Institutional Shares have different operating expenses. At December 31, 2007, there were seven series of the Trust.

      Prior to June 12, 2007 the Fund invested all of its investable assets in the BBH U.S. Money Market Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. Effective June 12, 2007, the Fund redeemed its shares of the Portfolio and began investing its assets directly. There were no changes to the Fund's investment policies and restrictions. The Fund recorded its share of the Portfolios' income and expenses daily until the date of the redemption.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

      B. Investment Transactions and Income. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity.

      C. Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction or effectively the interest rate paid by the


FINANCIAL STATEMENT DECEMBER 31, 2007                                         13

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2007 (unaudited)

            dealer to the Fund. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Investment Adviser. The Fund's custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The Investment Adviser or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. Information regarding repurchase agreements is included in the Portfolio of Investments.

      D. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. At December 31, 2007, the cost of investments for federal income tax purposes was equal to the amortized cost of investments for financial statement purposes.

      E. Dividends and Distributions to Shareholders. Dividends from net investment income are declared daily and paid monthly to shareholders. The Fund declared dividends in the amounts of $30,163,666 and $26,545,451 to Regular and Institutional shareholders, respectively, during the six months ended December 31, 2007. The Fund declared dividends in the amount of $67,612,111 and $18,574,283 to Regular and Institutional shareholders during the year ended June 30, 2007. The tax character of the dividends declared in the six months and year ended was 100% ordinary income.

      F. Accounting Developments. During the current year, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 had no impact on the operations of the Fund for the period ended December 31, 2007.

            In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implication of SFAS 157. At this time its impact on the Fund's financial statements has not yet been determined.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2007 (unaudited)

2.    Transactions with Affiliates.

      Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement ("Agreement") with the Trust, Brown Brothers Harriman & Co. ("BBH") provides investment advice, portfolio management and administrative services to the Fund. BBH receives a combined fee from the Fund for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.25% on the first $1,000,000,000 of the Fund's average daily net assets and 0.20% of the Fund's average daily net assets in excess of $1,000,000,000. Prior to June 12, 2007, under a separate agreement that covered only investment advisory fees, BBH received a fee from the Fund calculated daily and paid monthly. This fee was allocated to the Fund from the Portfolio in which the Fund invested and was calculated at an annual rate of 0.15% of the Portfolio's average daily net assets. Brown Brothers Harriman Trust Company, LLC ("BBHTC") the Fund's administrator, under a separate agreement that covered only administrative services, received a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. BBH has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBH. For the six months ended December 31, 2007, the Fund incurred $2,553,346 for investment advisory and administrative services.

      Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of the Regular shares' average daily net assets. For the six months ended December 31, 2007, the Fund incurred $1,630,569 for shareholder servicing services.

      Custody and Accounting Fees. BBH acts as a custodian and receives a custody and accounting fee from the Fund calculated daily and paid monthly. The custody fee is a transaction based fee with an annual minimum of $20,000, and the accounting fee is calculated at 0.01% per annum on the first $1 billion of net assets and 0.005% per annum on all net assets over $1 billion. For the six months ended December 31, 2007, the Fund incurred $167,585 for custody and accounting services. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will be charged interest based on LIBOR on the day of the overdraft plus one percent. The total interest paid by the Fund for the six months ended December 31, 2007 was $12,577.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2007, the Fund incurred $90,877 for Trustees' fees.


FINANCIAL STATEMENT DECEMBER 31, 2007                                         15

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2007 (unaudited)

3. Capital Stock. The Trust is permitted to issue an unlimited number of Regular Shares and Institutional Shares of capital stock, at no par value. Transactions in shares of capital stock were as follows:

                                                                    Shares
                                                   ----------------------------------------
                                                      For the six
                                                     months ended             For the
                                                   December 31, 2007        year ended
                                                      (unaudited)          June 30, 2007
                                                   -----------------     ------------------
Regular Shares
Capital stock sold .............................      874,416,155          2,210,338,409
Capital stock issued in connection with
   reinvestment of dividends ...................       11,054,171             31,844,261
Capital stock redeemed .........................     (666,967,931)        (2,575,617,884)
                                                     ------------         --------------
Net increase (decrease) ........................      218,502,395           (333,435,214)
                                                     ============         ==============

                                                                    Shares
                                                   ----------------------------------------
                                                                        For the period from
                                                      For the six        January 26, 2007
                                                     months ended        (commencement of
                                                   December 31, 2007      operations) to
                                                      (unaudited)          June 30, 2007
                                                   -----------------    -------------------
Institutional Shares
Capital stock sold .............................      735,284,954          1,722,103,964
Capital stock issued in connection with
   reinvestment of dividends ...................        9,211,127              7,805,316
Capital stock redeemed .........................     (812,917,788)          (590,221,623)
                                                     ------------           ------------
Net increase (decrease) ........................      (68,421,707)         1,139,687,657
                                                     ============           ============

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
December 31, 2007 (unaudited)

EXAMPLE

As a shareholder of BBH Money Market Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


FINANCIAL STATEMENT DECEMBER 31, 2007                                         17

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
December 31, 2007 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                              Expenses Paid
                                 Beginning              Ending                During Period
                               Account Value        Account Value              July 1, 2007
                               July 1, 2007       December 31, 2007      to December 31, 2007(1)
                               -------------      -----------------      -----------------------
Regular Shares
Actual ..................         $1,000              $1,023.60                   $2.59
Hypothetical(2) .........         $1,000              $1,022.57                   $2.59

                                                                              Expenses Paid
                                 Beginning              Ending                During Period
                               Account Value        Account Value              July 1, 2007
                               July 1, 2007       December 31, 2007      to December 31, 2007(1)
                               -------------      -----------------      -----------------------
Institutional Shares
Actual ..................         $1,000              $1,024.80                   $1.32
Hypothetical(2) .........         $1,000              $1,023.83                   $1.32

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.51% and 0.26% for Regular and Institutional shares, respectively multiplied by 184/366 (to reflect the one half-year period).

(2) Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
December 31, 2007 (unaudited)

Approval of Investment Advisory/Administrative Services Agreement

At a meeting held on December 11, 2006, the Board of Trustees (the "Board") of the Trust unanimously approved a new Combined Investment Advisory/Administrative Services Agreement ("Combined Agreement"). The Board determined that the terms of the Combined Agreement will be substantially identical to those of the current advisory and administration agreements of the Funds, noting that the most significant difference in the Combined Agreement is a single fee for both advisory and administrative services. The following is a summary of the factors the Board took into consideration in making its determination to approve the new Combined Agreement.

Nature, Extent and Quality of Services Provided by Brown Brothers Harriman & Co. ("BBH")

The Board noted that, under the Combined Agreement in respect of each Fund, BBH, subject to the supervision of the Board, will be responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Funds' investment objective and policies. Under the Combined Agreement, BBH also provides administrative services to each Fund.

The Board considered the scope and quality of services to be provided by BBH under the Combined Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research and administrative capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services expected to be provided to each of the Funds under the Combined Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's current investment company advisory and other fees. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by the Fund. The Board discussed the difficulty of making comparisons of profitability because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the service provider, the types of funds it manages and administers, its business mix, numerous assumptions regarding allocations and the entity's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.


FINANCIAL STATEMENT DECEMBER 31, 2007                                         19

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2007 (unaudited)

Fall-Out Benefits

The Board considered that BBH does not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by any Fund that operated with a Rule 12b-1 plan. The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' combined fee schedules, other than the fee schedule for BBH Money Market Fund, do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced for these Funds on the incremental assets. With respect to the BBH Money Market Fund, the breakpoint will be reviewed every three (3) years by the Board, and may be adjusted upwards to take into account the effects of inflation or such other basis as may be appropriate, subject to the approval of shareholders to the extent required by the 1940 Act.

There may be other  economies of scale  because many  expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced its services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of these services and total expenses for each Fund were fair and reasonable. In addition, the Board noted that over the years BBH had supported certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Funds' current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Funds, other than for the BBH Money Market Fund.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2007 (unaudited)

Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting held on December 11, 2006, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting held on December 11, 2006, the Board reviewed information showing performance of each Fund compared to its peers over the prior 1-, 3-, and 5- year periods and compared the performance information to one or more securities indices over comparable periods.

Combined Fee Rate

The Board considered the fee rate to be paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fee rates, and the combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

The Board considered the depth and range of services provided under the Combined Agreement. For example, in addition to a continuous investment program, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers.

The following factors specific to BBH Money Market Fund also were noted and considered by the Board in deciding to approve the Combined Agreement:

The Board reviewed information showing performance of the BBH Money Market Fund compared to other funds in the iMoneyNet (1st Tier Retail) and (1st Tier Institutional). The comparative information showed that the BBH Money Market Fund had outperformed or performed in line with the averages over all relevant periods. The Board also viewed with favor that the total expense ratio was substantially lower than the averages in these categories. The Board also noted that the BBH Money Market Fund had maintained a stable net asset value of one dollar at all times. Taking into account these comparisons and the other factors considered, the Board concluded that the BBH Money Market Fund's investment results over time and expense ratios had been satisfactory.

Conflicts of Interest

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a Fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be


FINANCIAL STATEMENT DECEMBER 31, 2007                                         21

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2007 (unaudited)

desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars").

BBH has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, BBH monitors a variety of areas, including compliance with account investment guidelines, the inclusion only of securities approved for purchase by the BBH's Fixed Income Credit Committee, and compliance with the BBH's Code of Ethics. Finally, BBH has structured the portfolio managers' compensation in a manner, and the Funds have adopted policies and procedures, reasonably designed to safeguard a Fund from being negatively affected as a result of any such potential conflicts.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The BBH U.S. Money Market Portfolio files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                               Semi-Annual Report
                                DECEMBER 31, 2007

                            BBH TAX-EXEMPT MONEY FUND

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
December 31, 2007 (unaudited)

BREAKDOWN BY BOND TYPE
                                                                      Percent of
                                                      U.S. $ Value    Net Assets
                                                      ------------    ----------
Certificate of Participation.......................   $  2,100,000        0.6%
Education..........................................     89,872,000       23.7
General Obligations................................    105,924,197       27.9
Health Care........................................     36,870,000        9.7
Industrial.........................................     19,480,000        5.1
Miscellaneous......................................     25,617,205        6.7
Special Tax........................................      2,505,000        0.7
Transportation.....................................     28,590,258        7.5
Utilities..........................................     13,505,011        3.6
Water/Sewer........................................     14,151,151        3.7
Commercial Paper...................................     36,900,000        9.7
Other Assets in Excess of Liabilities..............      4,276,113        1.1
                                                      ------------      -----
Net Assets.........................................   $379,790,935      100.0%
                                                      ============      =====

TOP FIVE HOLDINGS BY STATE
                                                                      Percent of
                                                      U.S. $ Value    Net Assets
                                                      ------------    ----------
Pennsylvania.......................................   $ 37,375,000        9.8%
New York...........................................     33,902,017        8.9
North Carolina.....................................     33,609,936        8.9
Maryland...........................................     31,497,501        8.3
Texas  ............................................     17,667,160        4.7
Other States.......................................    221,463,208       58.3
Other Assets in Excess of Liabilities..............      4,276,113        1.1
                                                      ------------      -----
Net Assets.........................................   $379,790,935      100.0%
                                                      ============      =====

All data as of December 31, 2007. The Fund's breakdown by bond type and top five holdings by state are expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2007 (unaudited)

 Principal                                                         Maturity    Interest
   Amount                                                            Date        Rate         Value
-----------                                                        --------    --------    ------------
                MUNICIPAL BONDS (89.2%)
                CERTIFICATE OF PARTICIPATION (0.6%)
$  2,100,000    Denver, Colorado, City & County(1) ...........     01/02/08     3.400%     $  2,100,000
                                                                                           ------------

                EDUCATION(1) (23.7%)
  1,017,000     Chicago Board of Education ...................     01/02/08     3.750         1,017,000
  6,175,000     Colorado Springs, Colorado ...................     01/02/08     3.700         6,175,000
  2,000,000     Connecticut State Health &
                  Educational Facilities Authority............     01/02/08     3.300         2,000,000
    900,000     Connecticut State Health &
                  Educational Facilities Authority............     01/02/08     3.550           900,000
  1,400,000     Curators University of Missouri ..............     01/02/08     3.750         1,400,000
 14,650,000     Indiana Health & Educational
                  Facilities Financing Authority .............     01/02/08     3.440        14,650,000
  1,275,000     Indiana University ...........................     01/02/08     3.400         1,275,000
  7,215,000     Maryland State Health & Higher
                  Education Facilities Authority .............     01/03/08     3.380         7,215,000
  3,205,000     Missouri State Health & Educational
                  Facilities Authority .......................     01/02/08     3.500         3,205,000
  1,300,000     Missouri State Health & Educational
                  Facilities Authority .......................     01/02/08     3.750         1,300,000
  3,050,000     Missouri State Health & Educational
                  Facilities Authority .......................     01/02/08     3.750         3,050,000
  1,500,000     New Hampshire Health & Education
                  Facilities Authority .......................     01/02/08     3.380         1,500,000
  5,300,000     New Hampshire Health & Education
                  Facilities Authority .......................     01/02/08     3.380         5,300,000
  4,650,000     New Hampshire Health & Education
                  Facilities Authority .......................     01/02/08     3.750         4,650,000
  5,325,000     New Hampshire Health & Education
                  Facilities Authority .......................     01/02/08     3.750         5,325,000
  1,300,000     Ohio State Higher Educational
                  Facilities Revenue .........................     01/02/08     3.380         1,300,000
  3,260,000     Ohio State University ........................     01/03/08     3.210         3,260,000
  1,000,000     Ohio State University ........................     01/04/08     3.150         1,000,000

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2007                                          3

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2007 (unaudited)

 Principal                                                         Maturity    Interest
   Amount                                                            Date        Rate         Value
-----------                                                        --------    --------    ------------
                MUNICIPAL BONDS (continued)
                EDUCATION (continued)
$ 3,000,000     Pennsylvania State Higher Educational
                  Facilities Authority .......................     01/03/08     3.420%     $  3,000,000
  1,400,000     Pennsylvania State University ................     01/03/08     3.390         1,400,000
  1,990,000     University of Michigan .......................     01/02/08     3.750         1,990,000
  2,600,000     University of Missouri .......................     01/02/08     3.750         2,600,000
  1,000,000     University of Pittsburgh .....................     01/02/08     3.300         1,000,000
  1,250,000     University of Pittsburgh .....................     01/02/08     3.300         1,250,000
  6,350,000     University of Pittsburgh .....................     01/02/08     3.300         6,350,000
    555,000     University of Pittsburgh .....................     01/02/08     3.400           555,000
  4,655,000     University of Pittsburgh .....................     01/03/08     3.380         4,655,000
    400,000     University of Pittsburgh .....................     01/03/08     3.400           400,000
  1,050,000     University of Virginia .......................     01/02/08     3.400         1,050,000
  1,000,000     Utah State Board of Regents ..................     01/02/08     3.750         1,000,000
    100,000     Virginia Commonwealth University .............     01/02/08     3.800           100,000
                                                                                           ------------
                Total Education ...........................................                  89,872,000
                                                                                           ------------

                GENERAL OBLIGATIONS (27.9%)
  1,000,000     Boston, Massachusetts ........................     01/01/08     4.000         1,000,000
  1,850,000     Charlotte, North Carolina ....................     07/01/08     4.250         1,861,760
  3,000,000     Dallas, Texas, Independent
                  School District ............................     02/15/08     5.000         3,005,609
    725,000     Delaware State ...............................     04/01/08     5.250           729,147
  1,800,000     Delaware State ...............................     07/01/08     5.000         1,811,836
    605,000     Denton, Texas, Independent
                  School District(1) .........................     01/03/08     3.430           605,000
  2,385,000     District of Columbia(1) ......................     01/02/08     3.450         2,385,000
  1,000,000     Fairfax County, Virginia .....................     06/01/08     4.250         1,002,006
  6,000,000     Fairfax County, Virginia .....................     06/01/08     5.000         6,052,607
    606,000     Georgia State(1) .............................     01/03/08     3.320           606,000
  4,000,000     Georgia State ................................     03/01/08     5.000         4,008,912
  2,000,000     Houston, Texas ...............................     03/01/08     5.000         2,006,551
  1,050,000     Las Vegas Valley, Nevada,
                  Water District .............................     06/01/08     5.000         1,055,487

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2007 (unaudited)

 Principal                                                         Maturity    Interest
   Amount                                                            Date        Rate         Value
-----------                                                        --------    --------    ------------
                MUNICIPAL BONDS (continued)
                GENERAL OBLIGATIONS (continued)
$ 5,000,000     Maryland State ...............................     02/01/08     5.000%     $  5,005,530
  2,560,000     Maryland State ...............................     08/01/08     5.000         2,579,548
  2,500,000     Massachusetts State(1) .......................     01/02/08     3.460         2,500,000
    600,000     Mecklenburg County, North Carolina(1) ........     01/02/08     3.470           600,000
    630,000     Mecklenburg County, North Carolina(1) ........     01/02/08     3.470           630,000
  3,140,000     Mecklenburg County, North Carolina(1) ........     01/03/08     3.480         3,140,000
  1,000,000     Metropolitan Council, Minneapolis ............     03/01/08     5.000         1,002,212
    620,000     Minneapolis, Minnesota(1) ....................     01/03/08     3.270           620,000
  2,000,000     Minneapolis, Minnesota(1) ....................     01/03/08     3.270         2,000,000
  8,900,000     Minneapolis, Minnesota(1) ....................     01/03/08     3.270         8,900,000
  1,300,000     Minneapolis, Minnesota .......................     03/01/08     5.000         1,302,674
  4,850,000     Montgomery County, Maryland(1) ...............     01/02/08     3.700         4,850,000
  2,975,000     Montgomery County, Maryland ..................     05/01/08     5.000         2,989,244
  1,835,000     Montgomery County, Maryland ..................     07/01/08     5.000         1,849,426
  1,260,000     Nevada State .................................     05/15/10     5.250         1,270,297
    700,000     New York, New York(1) ........................     01/02/08     3.370           700,000
    400,000     New York, New York(1) ........................     01/02/08     3.570           400,000
  1,150,000     North Carolina State .........................     03/01/08     5.000         1,152,365
  3,000,000     North Carolina State .........................     03/01/08     5.000         3,009,316
    800,000     North Carolina State .........................     04/01/08     4.000           800,630
  2,500,000     North Carolina State .........................     06/01/08     5.000         2,513,605
  2,000,000     Oregon State(1) ..............................     01/02/08     3.700         2,000,000
  2,800,000     Oregon State(1) ..............................     01/02/08     3.700         2,800,000
  1,000,000     Richardson, Texas, Independent
                  School District(1) .........................     01/03/08     3.420         1,000,000
  1,050,000     South Carolina State .........................     08/01/08     5.000         1,060,028
  4,500,000     Utah State ...................................     07/01/08     4.000         4,510,759
  5,000,000     Utah State ...................................     07/01/08     4.000         5,006,025
    950,000     Vermont State ................................     03/01/08     5.000           952,122
  4,385,000     Virginia Beach, Virginia .....................     03/01/08     5.250         4,397,933
  2,690,000     Wake County, North Carolina(1) ...............     01/03/08     3.420         2,690,000
    500,000     Wake County, North Carolina ..................     02/01/08     5.000           500,592
  3,000,000     Wake County, North Carolina ..................     04/01/08     5.000         3,011,668

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2007                                          5

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2007 (unaudited)

 Principal                                                         Maturity    Interest
   Amount                                                            Date        Rate         Value
-----------                                                        --------    --------    ------------
                MUNICIPAL BONDS (continued)
                GENERAL OBLIGATIONS (continued)
$ 4,030,000     Washington Suburban Sanitation
                  District ...................................     06/01/08     5.000%     $  4,050,308
                                                                                           ------------
                Total General Obligations .................................                 105,924,197
                                                                                           ------------

                HEALTH CARE(1) (9.7%)
  2,000,000     New York State Dormitory Authority
                  Revenue ....................................     01/03/08     3.400         2,000,000
  8,000,000     New York State Dormitory Authority
                  Revenue ....................................     01/03/08     3.420         8,000,000
  2,530,000     Oklahoma State Industries Authority,
                  Hospital Revenue ...........................     01/02/08     3.750         2,530,000
  2,600,000     Philadelphia, Pennsylvania, Hospitals &
                  Higher Education Facilities Authority ......     01/02/08     3.750         2,600,000
  1,800,000     Philadelphia, Pennsylvania, Hospitals &
                  Higher Education Facilities Authority ......     01/02/08     3.750         1,800,000
  4,180,000     Royal Oak, Michigan, Hospital
                  Finance Authority ..........................     01/02/08     3.730         4,180,000
  7,760,000     Royal Oak, Michigan, Hospital
                  Finance Authority ..........................     01/02/08     3.750         7,760,000
  8,000,000     University of North Carolina
                  Hospital Revenue ...........................     01/02/08     3.740         8,000,000
                                                                                           ------------
                Total Health Care .........................................                  36,870,000
                                                                                           ------------

                INDUSTRIAL(1) (5.1%)
  1,000,000     California Pollution Control
                  Financing Authority ........................     01/02/08     3.420         1,000,000
  2,000,000     Columbia, Alabama, Pollution Control
                  Revenue ....................................     01/02/08     3.750         2,000,000
    600,000     Delaware County, Pennsylvania,
                  Industrial Development Authority............     01/02/08     3.450           600,000
  3,580,000     Delaware County, Pennsylvania,
                  Industrial Development Authority............     01/02/08     3.750         3,580,000
  2,500,000     Gulf Coast Waste Disposal Authority,
                  Texas ......................................     01/02/08     3.570         2,500,000

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2007 (unaudited)

 Principal                                                         Maturity    Interest
   Amount                                                            Date        Rate         Value
-----------                                                        --------    --------    ------------
                MUNICIPAL BONDS (continued)
                INDUSTRIAL (continued)
$ 2,000,000     Harris County, Texas, Industrial
                  Development Corporation Solid
                  Waste Disposal Revenue .....................     01/02/08     3.720%     $  2,000,000
  2,000,000     Jackson County, Mississippi,
                  Port Facility Revenue ......................     01/02/08     3.740         2,000,000
  2,000,000     Kemmerer, Wyoming, Pollution Control
                  Revenue ....................................     01/02/08     3.570         2,000,000
  2,000,000     Lincoln County, Wyoming, Pollution
                  Control Revenue ............................     01/02/08     3.570         2,000,000
  1,800,000     Sweetwater County, Wyoming,
                  Pollution Control Revenue ..................     01/02/08     3.750         1,800,000
                                                                                           ------------
                Total Industrial ..........................................                  19,480,000
                                                                                           ------------

                MISCELLANEOUS (6.7%)
  3,125,000     Alaska State Housing Finance Corp.
                  Revenue(1) .................................     04/04/08     3.490         3,125,000
  1,300,000     Colorado Housing & Finance Authority(1).......     01/02/08     3.550         1,300,000
  1,405,000     Indiana State Finance Authority
                  Revenue ....................................     02/01/08     5.000         1,406,560
  2,605,000     Monmouth County, New Jersey,
                  Improvement Authority Revenue ..............     10/01/08     4.500         2,624,938
  1,000,000     New York, New York, City Transitional
                  Finance Authority(1) .......................     01/02/08     3.400         1,000,000
  1,200,000     New York, New York, City Transitional
                  Finance Authority(1) .......................     01/02/08     3.400         1,200,000
  2,470,000     New York, New York, City Transitional
                  Finance Authority(1) .......................     01/02/08     3.400         2,470,000
  1,000,000     New York, New York, City Transitional
                  Finance Authority ..........................     11/01/08     5.000         1,015,596
  1,000,000     New York, New York, City Transitional
                  Finance Authority ..........................     11/01/08     5.000         1,016,421
  4,500,000     New York State Local Government
                  Assistance Corp.(1) ........................     01/02/08     3.330         4,500,000

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2007                                          7

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2007 (unaudited)

 Principal                                                         Maturity    Interest
   Amount                                                            Date        Rate         Value
-----------                                                        --------    --------    ------------
                MUNICIPAL BONDS (continued)
                MISCELLANEOUS (continued)
$   900,000     New York State Local Government
                  Assistance Corp.(1) ........................     01/02/08     3.350%     $    900,000
  1,200,000     Oklahoma State Capitol Improvement
                  Authority(1) ...............................     01/02/08     3.750         1,200,000
  3,040,000     Palm Beach County, Florida, Public
                  Improvement Revenue ........................     11/01/08     4.000         3,058,690
    800,000     Will County, Illinois, Exempt
                   Facilities Revenue(1) .....................     01/02/08     3.850           800,000
                                                                                           ------------
                Total Miscellaneous .......................................                  25,617,205
                                                                                           ------------

                SPECIAL TAX (0.7%)
  1,300,000     Connecticut State Special Tax
                  Obligation Revenue(1) ......................     01/02/08     3.430         1,300,000
  1,205,000     Connecticut State Special Tax
                  Obligation Revenue(1) ......................     01/02/08     3.550         1,205,000
                                                                                           ------------
                Total Special Tax .........................................                   2,505,000
                                                                                           ------------

                TRANSPORTATION (7.5%)
  5,000,000     Alabama State Federal Highway
                  Finance Authority ..........................     03/01/08     5.000         5,011,242
  2,000,000     Georgia State Road & Tollway
                  Authority Revenue ..........................     03/01/08     5.000         2,005,263
  2,000,000     Joliet, Illinois, Regional Port District(1)...     01/02/08     3.570         2,000,000
  2,000,000     Maryland State Department of
                  Transportation .............................     05/01/08     5.000         2,008,753
  3,200,000     Metropolitan Transportation Authority,
                  New York, Revenue(1) .......................     01/03/08     3.350         3,200,000
  2,365,000     Pennsylvania Turnpike Commission(1)...........     01/02/08     3.670         2,365,000
 12,000,000     Pennsylvania Turnpike Commission(1)...........     01/03/08     3.390        12,000,000
                                                                                           ------------
                Total Transportation ......................................                  28,590,258
                                                                                           ------------

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2007 (unaudited)

 Principal                                                         Maturity    Interest
   Amount                                                            Date        Rate         Value
-----------                                                        --------    --------    ------------
                MUNICIPAL BONDS (continued)
                UTILITIES (3.6%)
$ 2,250,000     Houston, Texas, Utility System
                  Revenue(1) .................................     01/02/08     3.690%     $  2,250,000
  1,760,000     Jacksonville, Florida, Electric
                  Authority Revenue(1) .......................     01/02/08     3.450         1,760,011
  1,500,000     Long Island Power Authority New York,
                  Electric System(1) .........................     01/02/08     3.400         1,500,000
  3,600,000     Municipal Electric Authority of
                  Georgia(1) .................................     01/02/08     3.400         3,600,000
  2,000,000     New York State Energy Research &
                  Development Authority(1) ...................     01/02/08     3.390         2,000,000
  1,095,000     Tacoma, Washington, Electric System
                  Revenue ....................................     01/01/08     4.000         1,095,000
  1,300,000     Washington State Public Power
                  Supply System(1) ...........................     01/02/08     3.400         1,300,000
                                                                                           ------------
                Total Utilities ...........................................                  13,505,011
                                                                                           ------------

                WATER/SEWER (3.7%)
  1,300,000     Boston, Massachusetts, Water &
                  Sewer Commission(1) ........................     01/03/08     3.400         1,300,000
  1,800,000     California State Department of
                  Water Resources(1) .........................     01/02/08     3.560         1,800,000
  1,000,000     Charlotte, North Carolina, Water &
                  Sewer Revenue(1) ...........................     01/03/08     3.480         1,000,000
  1,000,000     Cobb County, Georgia, Water &
                  Sewer Revenue ..............................     07/01/08     5.000         1,010,339
  3,200,000     Durham, North Carolina, Water &
                  Sewer Revenue(1) ...........................     01/02/08     3.450         3,200,000
  1,000,000     Fairfax County, Virginia, Water
                  Authority Revenue ..........................     04/01/08     4.000         1,000,812
    900,000     Massachusetts State Water
                  Resources Authority(1) .....................     01/02/08     3.380           900,000
  1,390,000     Massachusetts State Water
                  Resources Authority(1) .....................     01/02/08     3.450         1,390,000

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2007                                          9

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2007 (unaudited)

 Principal                                                         Maturity    Interest
   Amount                                                            Date        Rate         Value
-----------                                                        --------    --------    ------------
                MUNICIPAL BONDS (continued)
                WATER/SEWER (continued)
$ 1,550,000     Massachusetts State Water
                  Resources Authority(1) .....................     01/02/08     3.450%     $  1,550,000
  1,000,000     Ohio State Solid Waste Revenue(1) ............     01/02/08     3.850         1,000,000
                                                                                           ------------
                Total Water/Sewer .........................................                  14,151,151
                                                                                           ------------
                Total Municipal Bonds .....................................                 338,614,822
                                                                                           ------------

                COMMERCIAL PAPER (9.7%)
  1,500,000     Board of Government, University of
                  North Carolina .............................     02/06/08     3.280         1,500,000
  1,800,000     Board of Regents of the Texas A&M
                  University .................................     02/07/08     3.400         1,800,000
 10,000,000     City & County of Honolulu, Hawaii ............     01/03/08     3.330        10,000,000
  1,800,000     King County, Washington ......................     02/07/08     3.200         1,800,000
  5,000,000     Maryland State Health & Higher
                  Education Facilities Authority .............     01/08/08     3.300         5,000,000
  3,000,000     Massachusetts State Health &
                  Educational Facilities Authority............     01/07/08     2.930         3,000,000
  2,000,000     Massachusetts State Health &
                  Educational Facilities Authority............     02/05/08     3.330         2,000,000
  3,300,000     Massachusetts Water Resources
                  Authority ..................................     01/17/08     3.350         3,300,000
  4,000,000     New York City Municipal Water
                  Finance Authority ..........................     02/15/08     3.400         4,000,000
  2,000,000     Private College & University Authority .......     02/06/08     3.280         2,000,000
  2,500,000     Texas Public Finance Authority ...............     02/07/08     3.520         2,500,000
                                                                                           ------------
                Total Commercial Paper ....................................                  36,900,000
                                                                                           ------------

TOTAL INVESTMENTS, AT AMORTIZED COST.......................................      98.9%     $375,514,822
OTHER ASSETS IN EXCESS OF LIABILITIES......................................       1.1         4,276,113
                                                                                -----      ------------
NET ASSETS.................................................................     100.0%     $379,790,935
                                                                                =====      ============

----------
(1) Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the December 31, 2007 coupon or interest rate.

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007 (unaudited)

ASSETS:
  Investments, at amortized cost ...............................    $375,514,822
   Cash ........................................................       2,636,889
   Interest receivable and other assets ........................       2,117,978
                                                                    ------------
     Total Assets ..............................................     380,269,689
                                                                    ------------

LIABILITIES:
   Payables for:
     Shareholder servicing fees ................................         161,473
     Investment advisory fees ..................................          98,366
     Administrative fees .......................................          65,577
     Professional fees .........................................          48,679
     Dividends declared ........................................          26,253
     Custody and accounting fees ...............................           3,374
     Board of Trustees' fees ...................................           1,000
   Accrued expenses and other liabilities ......................          74,032
                                                                    ------------
     Total Liabilities .........................................         478,754
                                                                    ------------

NET ASSETS, for 379,784,906 fund shares outstanding ............    $379,790,935
                                                                    ============
Net Assets Consist of:
   Paid in capital .............................................    $379,790,935
                                                                    ------------
Net Assets .....................................................    $379,790,935
                                                                    ============

NET ASSET VALUE AND OFFERING PRICE PER SHARE ...................           $1.00
                                                                           =====

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2007                                         11

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended December 31, 2007 (unaudited)

NET INVESTMENT INCOME:
   Income:
     Investment income ...........................................    $6,921,913
                                                                      ----------
   Expenses:
     Shareholder servicing fees ..................................       489,137
     Investment advisory fees ....................................       293,482
     Administrative fees .........................................       195,655
     State registration fees .....................................       104,539
     Custody and accounting fees .................................        37,645
     Professional fees ...........................................        28,823
     Board of Trustees' fees .....................................        18,539
     Miscellaneous expenses ......................................        22,665
                                                                      ----------
       Total Expenses ............................................     1,190,485
       Expense offset arrangement ................................     (14,300)
                                                                      ----------
       Net Expenses ..............................................     1,176,185
                                                                      ----------
Net Investment Income ............................................    $5,745,728
                                                                      ==========

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      For the six
                                                                      months ended             For the
                                                                    December 31, 2007         year ended
                                                                      (unaudited)           June 30, 2007
                                                                    -----------------       -------------
INCREASE (DECREASE) IN NET ASSETS:
   From Operations:
     Net investment income ......................................     $   5,745,728         $  12,564,686
   Dividends declared from net investment income ................        (5,742,827)          (12,562,787)
                                                                      -------------         -------------
     Net increase in net assets from operations .................             2,901                 1,899
                                                                      -------------         -------------
   From Fund Share (Principal) Transactions at
     Net Asset Value of $1.00 per share:
       Fund shares sold .........................................       271,751,426           353,300,401
       Fund shares issued in reinvestment of dividends ..........         3,214,038             6,378,787
       Fund shares repurchased ..................................      (223,413,768)         (524,604,107)
                                                                      -------------         -------------
         Net increase (decrease) in net assets resulting
           from fund share transactions .........................        51,551,696          (164,924,919)
                                                                      -------------         -------------
         Total increase (decrease) in net assets ................        51,554,597          (164,923,020)

NET ASSETS:
   Beginning of year ............................................       328,236,338           493,159,358
                                                                      -------------         -------------
   End of period ................................................     $ 379,790,935         $ 328,236,338
                                                                      =============         =============


   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT DECEMBER 31, 2007                                         13

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period

                                    For the six
                                    months ended
                                    December 31,                      For the years ended June 30,
                                        2007         -----------------------------------------------------------
                                    (unaudited)       2007        2006         2005          2004          2003
                                   -------------     ------      ------       ------        ------        ------
Net asset value,
   beginning of year...............    $1.00         $1.00       $1.00        $1.00         $1.00         $1.00
Income from investment
   operations:
   Net investment income...........     0.01          0.03       0.02          0.01          0.00(1)       0.01
Dividends to shareholders from
   net investment income...........    (0.01)        (0.03)     (0.02)        (0.01)        (0.00)(1)     (0.01)
                                       -----         -----      -----         -----         -----         -----
Net asset value, end of period ....    $1.00         $1.00      $1.00         $1.00         $1.00         $1.00
                                       -----         -----      -----         -----         -----         -----
Total return.......................     1.49%         3.03%      2.31%         1.15%         0.42%         0.72%
                                       =====         =====      =====         =====         =====         =====
Ratios/Supplemental data:
   Net assets, end of period
     (in millions).................     $380          $328       $493          $438          $453          $465
   Net expenses paid by Fund ......     0.60%(2)      0.58%      0.56%         0.56%         0.55%         0.56%
   Expense offset arrangement .....     0.01%(2)      0.01%      0.00%(3)      0.00%(3)      0.00%(3)      0.01%
                                       -----         -----      -----         -----         -----         -----
     Total expenses................     0.61%(2)      0.59%      0.56%         0.56%         0.55%         0.57%
                                       =====         =====      =====         =====         =====         =====
   Ratio of net investment
     income to average net
     assets........................     2.94%(2)      2.98%      2.31%         1.15%         0.42%         0.72%

----------
(1)   Less than $0.01 per share.

(2)   Annualized.

(3)   Less than 0.01%.

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2007 (unaudited)

1. Organization and Significant Accounting Policies. BBH Tax Exempt Money Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983 and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on February 22, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund without a par value. At December 31, 2007, there were seven series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

      B. Investment Transactions and Income. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. The Fund invest primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity.

      C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. At December 31, 2007, the cost of investments for federal income tax purposes was equal to the amortized cost of investments for financial statement purposes.

      D. Dividends and Distributions to Shareholders. Dividends from net investment income are declared daily and paid monthly to shareholders. The Fund declared dividends in the amount of $5,742,827 during the six months ended December 31, 2007. The Fund declared dividends in the amounts of $12,562,787 and $11,095,940 for the years ended June 30, 2007 and June 30, 2006, respectively. The tax character of the dividends declared in the six months and years ended was 100% tax exempt income.


FINANCIAL STATEMENT DECEMBER 31, 2007                                         15

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2007 (unaudited)

      E. Accounting Developments. During the current year, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 had no impact on the operations of the Fund for the period ended December 31, 2007.

            In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implication of SFAS 157. At this time its impact on the Fund's financial statements has not yet been determined.

2.    Transactions with Affiliates.

      Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement ("Agreement") with the Trust, Brown Brothers Harriman & Co. ("BBH") provides investment advice, portfolio management and administrative services to the Fund. BBH receives a combined fee from the Fund for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's daily net assets. Prior to June 12, 2007, under a separate agreement that covered only investment advisory fees, BBH received a fee from the Fund calculated daily and paid monthly at an annual rate of 0.15% of the Fund's average daily net assets and Brown Brothers Harriman Trust Company, LLC ("BBHTC") the Fund's administrator, under a separate agreement that covered only administrative services, received a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. BBH has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBH. For the six months ended December 31, 2007, the Fund incurred $489,137 for investment advisory and administrative services.

      Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended December 31, 2007, the Fund incurred $489,137 for shareholder servicing services.

      Custody and Accounting Fees. BBH acts as a custodian and receives a custody and accounting fee from the Fund calculated daily and paid monthly. The custody fee is a transaction based fee with an annual minimum of $20,000, and the accounting fee is calculated at 0.01% per annum on the first

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2007 (unaudited)

      $1 billion of net assets and 0.005% per annum on all net assets over $1 billion. For the six months ended December 31, 2007, the Fund incurred $37,645 for custody and accounting services. These fees were reduced by $14,300 as a result of an expense offset arrangement with the Fund's custodian. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will be charged interest based on LIBOR on the day of overdraft plus one percent. The total interest paid by the Fund for the six months ended December 31, 2007 was $2,032.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2007, the Fund incurred $18,539 for Trustees' fees.


FINANCIAL STATEMENT DECEMBER 31, 2007                                         17

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
December 31, 2007 (unaudited)

EXAMPLE

As a shareholder of BBH Tax Exempt Money Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
December 31, 2007 (unaudited)

                                                                         Expenses Paid
                               Beginning              Ending             During Period
                             Account Value        Account Value         July 1, 2007 to
                              July 1, 2007      December 31, 2007     December 31, 2007(1)
                             -------------      -----------------     --------------------
Actual..................         $1,000             $1,014.90                 $3.04
Hypothetical(2).........         $1,000             $1,022.12                 $3.05

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.


FINANCIAL STATEMENT DECEMBER 31, 2007                                         19

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
December 31, 2007 (unaudited)

Approval of Investment Advisory/Administrative Services Agreement

At a meeting held on December 11, 2006, the Board of Trustees (the "Board") of the Trust unanimously approved a new Combined Investment Advisory/Administrative Services Agreement ("Combined Agreement"). The Board determined that the terms of the Combined Agreement will be substantially identical to those of the current advisory and administration agreements of the Funds, noting that the most significant difference in the Combined Agreement is a single fee for both advisory and administrative services. The following is a summary of the factors the Board took into consideration in making its determination to approve the new Combined Agreement.

Nature, Extent and Quality of Services Provided by Brown Brothers Harriman & Co. ("BBH")

The Board noted that, under the Combined Agreement in respect of each Fund, BBH, subject to the supervision of the Board, will be responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Funds' investment objective and policies. Under the Combined Agreement, BBH also provides administrative services to each Fund.

The Board considered the scope and quality of services to be provided by BBH under the Combined Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research and administrative capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services expected to be provided to each of the Funds under the Combined Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's current investment company advisory and other fees. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by the Fund. The Board discussed the difficulty of making comparisons of profitability because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the service provider, the types of funds it manages and administers, its business mix, numerous assumptions regarding allocations and the entity's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2007 (unaudited)

Fall-Out Benefits

The Board considered that BBH does not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by any Fund that operated with a Rule 12b-1 plan. The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' combined fee schedules, other than the fee schedule for BBH Money Market Fund, do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced for these Funds on the incremental assets. With respect to the BBH Money Market Fund, the breakpoint will be reviewed every three (3) years by the Board, and may be adjusted upwards to take into account the effects of inflation or such other basis as may be appropriate, subject to the approval of shareholders to the extent required by the 1940 Act.

There may be other  economies of scale  because many  expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced its services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of these services and total expenses for each Fund were fair and reasonable. In addition, the Board noted that over the years BBH had supported certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there


FINANCIAL STATEMENT DECEMBER 31, 2007                                         21

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2007 (unaudited)

appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Funds' current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Funds, other than for the BBH Money Market Fund.

Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting held on December 11, 2006, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting held on December 11, 2006, the Board reviewed information showing performance of each Fund compared to its peers over the prior 1-, 3-, and 5- year periods and compared the performance information to one or more securities indices over comparable periods.

Combined Fee Rate

The Board considered the fee rate to be paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fee rates, and the combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

The Board considered the depth and range of services provided under the Combined Agreement. For example, in addition to a continuous investment program, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers.

The following factors specific to BBH Tax Exempt Money Fund also were noted and considered by the Board in deciding to approve the Combined Agreement:

The Board reviewed information showing performance of the BBH Tax Exempt Money Fund compared to iMoneyNet (Tax Free Retail). The Fund outperformed or performed in line with the average over all relevant periods. The Board also viewed with favor that the BBH Tax Exempt Money Fund's portfolio of investments had an overall high quality while the BBH Tax Exempt Money Fund's total expense ratio was lower that the iMoneyNet Average. The Board also noted that the BBH Tax Exempt Money Fund had successfully maintained a stable net asset value of one dollar at all times. Taking into account these comparisons and the other factors considered, the Board concluded that the BBH Tax Exempt Money Fund's investment results over time and its total expense ratio had been satisfactory.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
December 31, 2007 (unaudited)

Conflicts of Interest

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a Fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars").

BBH has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, BBH monitors a variety of areas, including compliance with account investment guidelines, the inclusion only of securities approved for purchase by the BBH's Fixed Income Credit Committee, and compliance with the BBH's Code of Ethics. Finally, BBH has structured the portfolio managers' compensation in a manner, and the Funds have adopted policies and procedures, reasonably designed to safeguard a Fund from being negatively affected as a result of any such potential conflicts.


FINANCIAL STATEMENT DECEMBER 31, 2007                   23

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


(b)	No answer required.
(c)	Not applicable.
(d)	Not applicable.
(e)	Not applicable.
(f)
       (1) A copy of the code of ethics referenced in Item 2(a) of this Form N-CSR is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.
       (2) Not applicable.
       (3) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees has designated two members of the audit committee as financial experts.
   (2) The following Trustees have been designated as audit committee financial experts by the Board of Trustees who are "independent" for purposes of this Item 3 of Form N-CSR: audit committee members Arthur D. Miltenberger and David P. Feldman are the designated audit committee financial experts.
   (3) Not applicable.
(b) No answer required.
(c) No answer required.
(d) No answer required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  NOT APPLICABLE - SEMI-ANNUAL REPORT

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) Not applicable.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES
 AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF
        CLOSED-END MANAGEMENT INVESTMENT
        COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES
 BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE
 OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.
(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls or in other factors that occurred during the second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.



ITEM 12.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: A copy of the code of ethics is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.

     (b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

     [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
     Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference: Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

EXHIBIT 12(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE EXECUTIVE OFFICER.

I, John A. Nielsen, certify that:

1. I have reviewed this report on Form N-CSR of BBH Trust on behalf of: BBH U.S. Treasury Money Fund,
BBH Money Market Fund and BBH Tax Exempt Money
      Fund ("Registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows)of the Registrant as of, and for, the periods presented in this report;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the Registrant and have:

        a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;


        c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

        d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

         a.) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

         b.) any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.


DATE: 03/07/08
     ===============

/s/ John A. Nielsen
=====================
John A. Nielsen
President - Principal Executive Officer


EXHIBIT 12(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE FINANCIAL OFFICER.

I, Charles H. Schreiber, certify that:
1. I have reviewed this report on Form N-CSR of BBH Trust on behalf of: BBH U.S. Treasury Money Fund, BBH Money Market
      Fund and BBH Tax Exempt Money Fund ("Registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the Registrant as of, and for, the periods presented in this report;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the Registrant and have:

        a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

       b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

       c.) evaluated the effectiveness of the Registrant's disclosure
    	     controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

       d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

        a.) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

        b.) any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.


Date: 03/07/08
     ==================


/s/ Charles S. Schreiber
==========================
Charles H. Schreiber

Treasurer - Principal Financial Officer


                    SECTION 906 CERTIFICATION

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. (section) 1350, and accompanies the report on Form N-CSR for the period ended
December 31, 2007 of the BBH Trust (the "Registrant").


Pursuant to 18 U.S.C.ss. 1350, the undersigned officers of the Registrant, hereby certify, to the best of our knowledge, that the Registrant's Report on Form N-CSR for the period ended December 31, 2007 (the "Report") fully complies with the requirements of Section 13(a) or 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Dated:03/07/08
      ==================



/s/ John A. Nielsen
=====================
John A. Nielsen
Title: President, Principal Executive Officer


Dated:03/07/08
      ===================

/s/ Charles H. Schreiber
=========================
Charles H. Schreiber
Treasurer - Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C.ss. 1350 and is not being filed as part of the Report or as a separate disclosure document.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 		BBH TRUST
             ---------------------

By (Signature and Title)*     /s/ John A. Nielsen
                           ----------------------
                           John A. Nielsen, President
                           (Principal Executive Officer)
Date:

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Charles H. Schreiber
	                    -------------------
                          Charles H. Schreiber, Treasurer
                          (Principal Financial Officer)
Date:


Print name and title of each signing officer under his or her signature.